Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 93,764	$ 366,186	$ (315,845)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of tax of $0 for all years	120,436	(115,685)	(386,310)
Unrealized gain on derivative instruments, net of tax of $0 for all years	9,875	8,032	5,629
Minimum pension liability adjustment, net of tax of $105, $1,800 and $982, respectively	(377)	8,391	2,966
Total other comprehensive income (loss)	129,934	(99,262)	(377,715)
Comprehensive income (loss)	223,698	266,924	(693,560)
Net comprehensive (income) loss attributable to noncontrolling interests	(4,570)	5,545	3,234
Comprehensive income (loss) attributable to Laureate Education, Inc.	$ 219,128	$ 272,469	$ (690,326)